INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Finished goods	$ 358	$ 352
Work in process and raw materials	1,195	1,199
Total	$ 1,553	$ 1,551